Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 76,051	$ 118,922
Less: reserve for doubtful accounts	(31,285)	(26,773)
Accounts receivable, net	$ 44,766	$ 92,149